Asset Management Fund

(the “Funds”)

Large Cap Equity Fund
Class AMF Shares – IICAX
Class H Shares - IICHX

SUPPLEMENT DATED SEPTEMBER 30, 2013

TO Prospectus dated march 1, 2013

The disclosure on pages 7 and 8 of the Prospectus under the heading Pending Legal Matters Relating to Investment Adviser and Distributor is supplemented as follows:

The FINRA arbitration proceeding filed by Citizens Community Federal against Shay Financial was dismissed with prejudice and an order of expungement was issued by the FINRA panel.

All claims by Watertown Savings Bank were dismissed, with prejudice, including all claims in the FINRA arbitration against Shay Financial and all claims in the civil action filed in Illinois against Shay Assets and the Funds.

An agreement has been reached to settle all claims by Your Community Credit Union against Shay Financial and its employee and to dismiss the matter.

This supplement should be retained with your Prospectus for future reference.

ASSET MANAGEMENT FUND
1000 Brickell Avenue
Suite 500
Miami, Florida 33131

Asset Management Fund

(the “Funds”)

Ultra Short Mortgage Fund - ASARX
Ultra Short Fund - AULTX
Short U.S. Government Fund - ASITX
Intermediate Mortgage Fund - ASCPX
U.S. Government Mortgage Fund - ASMTX

SUPPLEMENT DATED SEPTEMBER 30, 2013

TO Prospectus dated march 1, 2013

The sixth sentence in the first paragraph under “Repurchase Agreements and Reverse Repurchase Agreements” on page 27 of the Prospectus is revised as follows:

Each Fund, except Ultra Short Fund, may enter into repurchase agreements with insured depository institutions or broker/dealers with a long-term unsecured debt rating of investment grade by one or more nationally recognized rating agencies.

The disclosure on pages 30 and 31 of the Prospectus under the heading Pending Legal Matters Relating to Investment Adviser and Distributor is supplemented as follows:

The FINRA arbitration proceeding filed by Citizens Community Federal against Shay Financial was dismissed with prejudice and an order of expungement was issued by the FINRA panel.

All claims by Watertown Savings Bank were dismissed, with prejudice, including all claims in the FINRA arbitration against Shay Financial and all claims in the civil action filed in Illinois against Shay Assets and the Funds.

An agreement has been reached to settle all claims by Your Community Credit Union against Shay Financial and its employee and to dismiss the matter.

This supplement should be retained with your Prospectus for future reference.

ASSET MANAGEMENT FUND
1000 Brickell Avenue
Suite 500
Miami, Florida 33131